Share Capital - Schedule of Change in Stock Options Outstanding (Details)							12 Months Ended
	Nov. 14, 2024 shares	Jul. 01, 2024 shares	Jan. 31, 2024 shares	Oct. 02, 2023 shares	May 12, 2023 shares	Jan. 12, 2023 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Number of stock options, beginning balance (in shares) | shares							7,281,120	6,713,506
Number of stock options, granted (in shares) | shares	6,696	343,443	2,525,561	60,152	26,815	1,691,964	2,875,700	1,778,931
Number of stock options, exercised (in shares) | shares							(2,779,903)	(528,241)
Number of stock options, expired or cancelled (in shares) | shares							(821,318)	(683,076)
Number of stock options, ending balance (in shares) | shares							6,555,599	7,281,120
Weighted average exercise price, beginning balance (in CAD per share)							$ 4.57	$ 4.71
Weighted average exercise price, options granted (in CAD per share)							4.22	3.99
Weighted average exercise price, exercised (in CAD per share)							4.03	3.27
Weighted average exercise price, expired or cancelled (in CAD per share)							5.39	5.11
Weighted average exercise price, ending balance (in CAD per share)							4.55	4.57
Weighted average share price (in CAD per share)							$ 5.47	$ 4.10